Stock-Based Compensation (Stock Options, Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options, Outstanding
Options outstanding, beginning of year (shares)	45,791	53,284	63,598
Options canceled, forfeited and expired (shares)	(5,073)	(7,493)	(10,314)
Options outstanding, end of year (shares)	40,718	45,791	53,284
Options vested and expected to vest, end of year (shares)	40,718	45,791	53,284
Options exercisable, end of year (shares)	20,286	23,576	27,197
Stock Options, Outstanding, Weighted Average Exercise Price
Options outstanding, beginning of year (in usd per share)	$ 80.00	$ 80.00	$ 94.33
Options canceled, forfeited and expired (in usd per share)	80.00	80.00	168.34
Options outstanding, end of year (in usd per share)	80.00	80.00	80.00
Options vested and expected to vest, end of year (in usd per share)	80.00	80.00	80.00
Options exercisable, end of year (in usd per share)	$ 80.00	$ 80.00	$ 80.00
Stock Options, Additional Disclosures
Weighted average contractual term	2 years 1 month 6 days
Total intrinsic value of options exercised	$ 0	$ 0	$ 0
Intrinsic value of options outstanding	$ 0	$ 0	$ 0